Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I (Prospectus Summary): | Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I
TAX-EXEMPT BOND FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the last sentence in the paragraph and substitute:

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital Municipal Bond Index, which as of December 31, 2011 was 8.08 years.